Document and Entity Information	9 Months Ended
Sep. 30, 2024
Document Information [Line Items]
Document Type	6-K
Document Period End Date	Sep. 30, 2024
Entity File Number	001-41943
Entity Registrant Name	Amer Sports, Inc.
Entity Address, Address Line One	Cricket Square, Hutchins Drive
Entity Address, Address Line Two	P.O. Box 2681
Entity Address, City or Town	Grand Cayman
Entity Address, Postal Zip Code	KY1-1111
Entity Address, Country	KY
Entity Central Index Key	0001988894
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2024